Debt and Credit Facilities - Narrative (Details) $ in Thousands					1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Jul. 03, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 19, 2022 USD ($)	May 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2027	Dec. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023 USD ($)	Mar. 22, 2023 USD ($)	Jan. 01, 2022 USD ($)
Debt Instrument [Line Items]
Return of capital									$ 42,300	$ 838,000	$ 838,000	$ 1,132
Cash on hand utilized				$ 13,000	$ 13,000
Interest expense											165,867	84,640
Deferred financing costs written off									4,359	0
Proceeds from termination of interest rate swaps and collars								$ 25,800
Unamortized debt issuance costs	$ 41,174		$ 34,205			$ 41,174			41,174		34,205	20,112
Amortization of debt issuance costs						200	$ 4,300		11,260	$ 9,453	$ 13,727	$ 6,944
Wholly Owned Subsidiary
Debt Instrument [Line Items]
Restricted assets net as a percentage of consolidated net assets			25.00%								25.00%
Term Loan
Debt Instrument [Line Items]
Debt instrument face value		$ 700,000
Deferred financing costs written off						4,400			4,400
Repayment of debt		300,000
Debt fees expense						$ 2,400			$ 2,400
Carrying value of debt		689,800
Unamortized debt issuance costs		$ 10,200
Adjusted Eurocurrency Rate | Term Loan
Debt Instrument [Line Items]
Long term debt base rate percentage			7.00%								7.00%
Third Amendment and Restated Credit Agreement
Debt Instrument [Line Items]
Return of capital				838,000	838,000
Increase in the Term Loan Facility
Debt Instrument [Line Items]
Debt instrument face value				600,000	600,000
Debt issuance costs				14,600
Increase in the Term Loan Facility | Third Amendment and Restated Credit Agreement
Debt Instrument [Line Items]
Return of capital					838,000
Debt instrument face value					600,000
Maximum leverage ratio	7.25					7.25			7.25				6	6.25	6.5	6.75			7		7.5
Debt issuance costs			$ 14,600								$ 14,600
Term Loan Facility as per Amendment Agreement One
Debt Instrument [Line Items]
Debt issuance costs																					$ 750
Term Loan
Debt Instrument [Line Items]
Variable interest rate (as a percent)			10.67%								10.67%	7.13%
Long term debt date of maturity			May 19, 2027								May 19, 2027
Number of days from the end of the fiscal year within which payment is due when there is excess cash flow											120 days
Term Loan | Alternate Base Rate
Debt Instrument [Line Items]
Long term debt base rate percentage			6.00%								6.00%
ABL Facility
Debt Instrument [Line Items]
Increase in the line of credit				225,000	225,000
Line of credit, maximum borrowing capacity												$ 1,700,000											$ 1,875,000
Letters of credit outstanding	$ 14,700					$ 14,700			$ 14,700
Minimum fixed charge coverage ratio									2.5
Line of credit, commitment fee percentage, unused portion of line of credit, percentage to total commitments									0.50
ABL Facility | Minimum
Debt Instrument [Line Items]
Commitment fee (as a percent)									0.25%
ABL Facility | Maximum
Debt Instrument [Line Items]
Commitment fee (as a percent)									0.50%
ABL Facility | Forecast
Debt Instrument [Line Items]
Maximum leverage ratio																	4.5	4.75	5	5.25
ABL Facility | Third Amendment and Restated Credit Agreement
Debt Instrument [Line Items]
Return of capital					$ 838,000
Line of credit, maximum borrowing capacity			$ 2,100,000	2,050,000							$ 2,100,000	1,875,000
Lender fees and costs				$ 13,200								$ 900
Deferred financing costs written off									$ 1,200
ABL Facility | Third Amendment and Restated Credit Agreement | Forecast
Debt Instrument [Line Items]
Maximum leverage ratio	7					7			7									6.5	6.75		7.25
ABL Facility | Fourth Amendment and Restated Credit Agreement
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity																						$ 2,200,000
Lender fees and costs																						$ 31,800
Interest expense									$ 4,200
Payment of accrued interest									4,200
Maximum threshold limit value beyond which cash dominion is triggered	$ 200,000		$ 200,000			$ 200,000			$ 200,000		$ 200,000
Percentage of aggregate commitments beyond which cash dominion is triggered	10.00%		10.00%			10.00%			10.00%		10.00%
ABL Facility | Fourth Amendment and Restated Credit Agreement | Prime Rate
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	10.25%		9.50%			10.25%			10.25%		9.50%	5.25%
Basis spread on variable interest rate (as a percent)	2.00%		2.00%								7.60%
ABL Facility | Fourth Amendment and Restated Credit Agreement | SOFR
Debt Instrument [Line Items]
Basis spread on variable interest rate (as a percent)									0.10%		0.10%
Variable interest rate (as a percent)	8.34%		7.60%			8.34%			8.34%		7.60%
Additional basis spread on variable rate (as a percent)									2.75%		3.00%
ABL Facility | Fourth Amendment and Restated Credit Agreement | LIBOR Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate (as a percent)												3.00%
Variable interest rate (as a percent)												3.125%